Provisions (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance		₨ 3,854
Provision made during the year, net of reversals		2,997
Provision used during the year		(3,309)
Effect of changes in foreign exchange rates		(49)
Ending Balance		3,493		₨ 3,854
Current		3,435	$ 47	3,800
Non-current		58	$ 1	54
Refund Liability [member]
Disclosure of other provisions [line items]
Beginning Balance	[1]	3,252
Provision made during the year, net of reversals	[1]	2,934
Provision used during the year	[1]	(3,309)
Effect of changes in foreign exchange rates	[1]	(53)
Ending Balance	[1]	2,824		3,252
Current	[1]	2,824
Non-current	[1]	0
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	[2]	54
Provision made during the year, net of reversals	[2]	0
Provision used during the year	[2]	0
Effect of changes in foreign exchange rates	[2]	4
Ending Balance	[2]	58		54
Current	[2]	0
Non-current	[2]	58
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	[3]	548
Provision made during the year, net of reversals	[3]	63
Provision used during the year	[3]	0
Effect of changes in foreign exchange rates	[3]	0
Ending Balance	[3]	611		₨ 548
Current	[3]	611
Non-current	[3]	₨ 0

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3(l) of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.58). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 33 (Contingencies) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority - Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.